Income taxes	6 Months Ended
Dec. 31, 2015
Income taxes
Income taxes

Note 11 — Income taxes

Loss before income taxes is as follows (in thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

U.S.	$(1,771)	$(1,108)	$1,941	$(1,019)
UK	(21,284)	(20,706)	(13,467)	(7,721)

Loss before income taxes	$(23,055)	$(21,814)	$(11,526)	$(8,740)

The components of income tax expense (benefit) is as follows (in thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

United States:
Federal	$33	$121	$75	$—
State and local	(88)	123	—	—
UK	—	—	—	—

Total current tax expense (benefit)	$(55)	$244	$75	$—

United States:
Federal	—	—	—	—
State and local	—	—	—	—
UK	—	—	—	—
Change in tax rates	—	—	—	—

Total deferred tax expense (benefit)	—	—	—	—

Total income tax expense (benefit)	$(55)	$244	$75	$—

At December 31, 2015, June 30, 2015 and June 30, 2014 the tax effects of temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

Property, plant and equipment:	$(2,080)	$(888)	$(286)
Accruals	(8)	—	—
Deferred revenue	—	—	(46)

Deferred tax liabilities	(2,088)	(888)	(332)

Share-based compensation expense	2,721	1,557	68
Intangible assets	443	—	—
Deferred revenue	—	115	—
Other accruals	37	30	27
Net operating loss and expenditure credit carryforwards	8,318	7,508	4,548

Deferred tax assets	11,519	9,210	4,643
Valuation allowance	(9,431)	(8,322)	(4,311)

	2,088	888	332

Net deferred tax asset (liability)	$—	$—	$—

The valuation allowances related primarily to operating loss carry-forwards and temporary differences relating to share-based payment expense, which management considered are not more likely than not of being realized after weighing all available positive and negative evidence including cumulative losses in recent years and projections of future taxable losses, taxable temporary differences, and prudent and feasible tax-planning strategies.

The change in valuation allowances was $2,488,000, $4,497,000, $1,908,000 and $1,183,000 in the six months ended December 31, 2015 and the years ended June 30, 2015, 2014 and 2013 respectively. The remaining movement in the valuation allowances was due to foreign currency gains or losses arising upon translation of the valuation allowances into U.S. dollars.

Reconciliation of the U.K. statutory income tax rate to the Company’s effective tax rate is as follows (in percentages):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

UK tax rate	20%	20.8%	22.5%	23.8%
Permanent differences relating to foreign exchange	(8.7)%	3.4%	—	—
Surrender of R&D expenditures for R&D tax credit refund	(4.5)%	(5.5)%	(12.1)%	(10.0)%
Change in valuation allowances	(10.8)%	(20.7)%	(16.2)%	(13.6)%
Other	4.2%	0.9%	5.0%	(0.2)%

Effective income tax rate	0.2%	(1.1)%	(0.8)%	—

The Company is headquartered in the United Kingdom and the effective UK corporate tax rate for the six months ended December 31, 2015 and years ended June 30, 2015, 2014 and 2013 was 20%, 20.75%, 22.5% and 23.75%, respectively. The U.S. federal corporate tax rate was 34% for the six months ended December 31, 2015 and years ended June 30, 2015, 2014 and 2013.

The United Kingdom’s Summer Finance Bill, which was enacted on November 18, 2015, contained reductions in corporation tax to 19% from April 1, 2017 and 18% from April 1, 2020.  The Company has adopted an 18% tax rate in respect of the measurement of deferred taxes, reflecting the anticipated timing of the unwinding of the deferred tax balances. The effect of changes in tax rates on the Consolidated statement of operations is $nil, after consideration of the change in valuation allowance.

At December 31, 2015, we do not have unremitted earnings in our U.S. subsidiary.

At December 31, 2015, we had U.K. net operating loss and expenditure credit carryforwards of approximately $46.2 million that can be carried forward indefinitely and we did not have any U.S. net operating loss carryforwards.

Our tax returns are under routine examination in the UK and U.S. tax jurisdictions. The scope of these examinations includes, but is not limited to, the review of our taxable presence in a jurisdiction, our deduction of certain items, our claims for research and development credits, our compliance with transfer pricing rules and regulations and the inclusion or exclusion of amounts from our tax returns as filed.  The Company is no longer subject to examinations by tax authorities for the tax years 2011 and prior in the U.K. amd for tax years 2010 and prior in the U.S. However, net operating losses from the tax years 2011 and prior would be subject to examination if and when used in a future tax return to offset taxable income. Our U.S. federal income tax return for the year ended June 30, 2014 has been audited by the IRS.  Our UK income tax returns have been accepted by Her Majesty’s Revenue and Customs through the year ended June 30, 2015. We are also subject to audits by U.S. state taxing authorities where we have operations.

Unrecognized tax benefits arise when the estimated benefit recorded in the financial statements differs from the amounts taken or expected to be taken in a tax return because of the uncertainties described above. At December 31, 2015, June 30, 2015 and June 30, 2014 the Company had no unrecognized tax benefits.